Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Jason Kelly¹ ($)	Compensation Actually Paid to Jason Kelly¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Thousands)[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	262,500	(766,187)	978,500	540,035	13.88	67.48	(893)
2022	262,500	(152,520,622)	1,228,975	(82,295,312)	13.88	62.62	(2,105)
2021	380,742,276	237,508,511	210,405,477	132,638,554	68.23	84.19	(1,830)

Named Executive Officers, Footnote	Jason Kelly became PEO on September 17, 2021, the date of the closing of the Business Combination. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021*-2023
Reshma Shetty
Mark Dmytruk
*Dr. Shetty and Mr. Dmytruk each became NEOs on September 17, 2021, the date of the closing of the Business Combination.

Peer Group Issuers, Footnote		The peer group total shareholder return (“Peer Group TSR”) set forth in this table utilizes the S&P Biotechnology Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested in our Class A common stock and in the S&P Biotechnology Select Industry Index, respectively, for the period starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the closing of the Business Combination) through December 31 of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount		$ 262,500	$ 262,500	$ 380,742,276
PEO Actually Paid Compensation Amount		$ (766,187)	(152,520,622)	237,508,511
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. As of December 31, 2020, the end of the fiscal year prior to the date on which the Business Combination occurred (September 16, 2021), all awards were valued at $0 as their performance conditions were not considered probable to be achieved as of that date. Certain restricted stock units were subsequently modified on November 17, 2021 such that the performance conditions were deemed to be met. The per-share values of the restricted stock earnout awards are estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below.

Year	Summary Compensation Table Total for Jason Kelly ($)	Exclusion of Stock Awards for Jason Kelly ($)	Inclusion of Equity Values for Jason Kelly ($)	Compensation Actually Paid to Jason Kelly ($)
2023	262,500	—	(1,028,687)	(766,187)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jason Kelly ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jason Kelly ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jason Kelly ($)	Total - Inclusion of Equity Values for Jason Kelly ($)
2023	—	(1,028,687)	—	—	—	(1,028,687)

Non-PEO NEO Average Total Compensation Amount		$ 978,500	1,228,975	210,405,477
Non-PEO NEO Average Compensation Actually Paid Amount		$ 540,035	(82,295,312)	132,638,554
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. As of December 31, 2020, the end of the fiscal year prior to the date on which the Business Combination occurred (September 16, 2021), all awards were valued at $0 as their performance conditions were not considered probable to be achieved as of that date. Certain restricted stock units were subsequently modified on November 17, 2021 such that the performance conditions were deemed to be met. The per-share values of the restricted stock earnout awards are estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below.

Year	Summary Compensation Table Total for Jason Kelly ($)	Exclusion of Stock Awards for Jason Kelly ($)	Inclusion of Equity Values for Jason Kelly ($)	Compensation Actually Paid to Jason Kelly ($)
2023	262,500	—	(1,028,687)	(766,187)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	978,500	(609,000)	170,535	540,035

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	597,310	(566,561)	138,113	1,673	—	170,535

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and the Company’s cumulative TSR starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the Business Combination) through December 31, 2023.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and the Company’s cumulative TSR starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the Business Combination) through December 31, 2023.

Total Shareholder Return Amount		$ 13.88	13.88	68.23
Peer Group Total Shareholder Return Amount		67.48	62.62	84.19
Net Income (Loss)		$ (893,000)	$ (2,105,000)	$ (1,830,000)
PEO Name	1.Jason Kelly	1.Jason Kelly	1.Jason Kelly
Additional 402(v) Disclosure		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below and reflect compensation for the full year of 2021, consistent with the Summary Compensation Table disclosure.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,028,687)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,028,687)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(609,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		170,535
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		597,310
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(566,561)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		138,113
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,673
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0